Document And Entity Information	Feb. 08, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 08, 2024
Entity Registrant Name	Myers Industries, Inc.
Entity Central Index Key	0000069488
Entity Emerging Growth Company	false
Entity File Number	001-8524
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-0778636
Entity Address, Address Line One	1293 South Main Street
Entity Address, City or Town	Akron
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44301
City Area Code	(330)
Local Phone Number	253-5592
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	MYE
Security Exchange Name	NYSE
Amendment Description	On February 8, 2024, Myers Industries, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”), to report that the Company completed its merger with Signature CR Intermediate Holdco, Inc., a Delaware corporation (“Signature”), pursuant to the Agreement and Plan of Merger, dated as of December 29, 2023, by and among the Company, as Purchaser, Signature, Myers Subsidiary I, Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub”), certain Executory Sellers, and Signature Holdco, LLC, solely in its capacity as the representative of the Securityholders as set forth in the Merger Agreement (the “Merger Agreement”). Pursuant to the Merger Agreement, at the effective time of the Merger on February 8, 2024, Merger Sub merged with and into Signature (the “Merger”), with Signature as the surviving entity in the Merger. This Current Report on Form 8-K/A (the “Amendment”) amends the Original Report to include the financial statements of Signature and the pro forma financial information required by Item 9.01 of Form 8-K. Except as expressly set forth herein, this Amendment does not amend, modify or update the disclosures contained in the Original Report.Item 9.01 Financial Statements and Exhibits.